Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Deficit

7. Stockholders’ Equity (Deficit)

Preferred Stock

On July 24, 2023, AgeX issued to Juvenescence 211,600 shares of a newly authorized Series A Preferred Stock and 148,400 shares of a newly authorized Series B Preferred Stock in exchange for the cancellation of a total of $36 million of indebtedness consisting of the outstanding principal amount of loans then outstanding under the 2020 Loan Agreement, the Secured Note, and the $10 Million Secured Note, plus the loan origination fees accrued with respect to the 2022 Secured Note and a portion of the loan origination fees accrued pursuant to the $10 Million Secured Note. The cancellation of indebtedness in exchange for the Preferred Stock was conducted pursuant to the Exchange Agreement between AgeX and Juvenescence. By completing the exchange of indebtedness for shares of Series A Preferred Stock and Series B Preferred Stock (collectively referred to as the “Preferred Stock”).

Classification of Preferred Stock

The deemed liquidation preference provisions of the preferred stock are considered contingent redemption provisions that are not solely within AgeX’s control. Accordingly, the preferred stock has been presented outside of permanent equity in the mezzanine section of the condensed consolidated balance sheet. Because the occurrence of a deemed liquidation event is not currently probable, the carrying values of the preferred stock are not being accreted to their redemption values. Subsequent adjustments to the carrying values to the preferred stock would be made only when a deemed liquidation event becomes probable.

On November 7, 2023, certain terms of the Series A Preferred Stock and Series B Preferred Stock was amended (i) to clarify that certain change of control or disposition of asset transactions would be treated as adeemed liquidation if the applicable transaction is approved by the Board of Directors or stockholders of AgeX, and (ii) to provide that in case of such a deemed liquidation transaction holders of Preferred Stock would receive the same type of consideration as that distributed or paid to holders of AgeX common stock. This amendment permits the classification of the Series A Preferred Stock and Series B Preferred Stock as permanent equity effective November 7, 2023. See Note 12, Subsequent Events, for illustration of the Preferred Stock presented in permanent equity in the condensed consolidated pro forma balance sheet.

Dividends – The Preferred Stock is not entitled to receive any payment or distribution of cash or other dividends.

Liquidation Preference – In the event of any voluntary or involuntary liquidation, dissolution or other winding up of the affairs of AgeX, subject to the preferences and other rights of any senior stock, before any assets of AgeX shall be distributed to holders of common stock or other junior stock, all of the assets of AgeX available for distribution to stockholders shall be distributed among the holders of Series A Preferred Stock and Series B Preferred Stock and any other “parity stock” that may be issued ranking parri passu with those series of Preferred Stock with respect to liquidation rights, in proportion to the number of shares of Series B Preferred Stock and parity stock held by each such holder as of the record date for the determination of holders of Series A Preferred Stock, Series B Preferred Stock, and parity stock entitled to receive such distribution, until AgeX shall have distributed to the holders of those shares an amount of assets having a value equal to the subscription price per share. If the assets of AgeX shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series A Preferred Stock, Series B Preferred Stock and parity stock shall be ratably distributed among such holders. The (i) acquisition of AgeX by another entity by means of any transaction or series of transactions (including, without limitation, any reorganization, merger or consolidation) in which the stockholders of AgeX immediately before such transaction or series of transactions do not own a majority of the outstanding stock of the surviving or acquiring corporation upon completion of such transaction or series of transactions or (ii) a sale of all or substantially all of the assets of AgeX in a single transaction or series of related transactions, shall be deemed a liquidation. On November 7, 2023, certain terms of the liquidation preference were amended. See Note 12 Subsequent Transactions.

Conversion of Preferred Stock into Common Stock – Each share of Preferred Stock shall be convertible into a number of shares of AgeX common stock determined by dividing (x) a number equal to the number of dollars and cents comprising the subscription price, by (y) a number equal to the number of dollars and cents comprising the conversion price. The subscription price per share of Preferred Stock is $100 which was paid through the exchange of indebtedness for shares of Preferred Stock. The conversion price per share of Series A Preferred Stock or Series B Preferred Stock is $0.72 which was the closing price of AgeX common stock on the NYSE American on the last trading day immediately preceding the execution of the Exchange Agreement.

Optional Conversion – Preferred Stock shall be convertible into common stock at the election of the holder of shares of Preferred Stock at any time and from time to time subject to the limitations on conversion of Series B Preferred Stock discussed below.

Automatic Conversion – The outstanding shares of Series A Preferred Stock shall automatically be converted into common stock without any further act of AgeX or its stockholders (“Automatic Conversion”) upon the earliest of: (x) the date on which AgeX or a subsidiary shall have consummated a merger with Serina, or a subsidiary thereof; and (y) February 1, 2024. Further, if the holders of at least a majority of the outstanding shares of Series A Preferred Stock approve or consent to the Automatic Conversion of the shares of that series, then the outstanding shares of Series A Preferred Stock shall be converted into common stock upon such approval or consent.

The outstanding shares of Series B Preferred Stock shall automatically be converted into common stock without any further act of AgeX or its stockholders upon the earliest of: (x) the date on which AgeX or a subsidiary shall have consummated a merger with Serina or a subsidiary thereof; and (y) February 1, 2024, provided that such conversion is not limited by the 19.9% Cap or the 50% Cap as described below; and if Automatic Conversion would then be limited by the 19.9% Cap or the 50% Cap, the Automatic Conversion shall take place on the tenth day after such stockholder approvals have been obtained as may be required to permit such Automatic Conversion without the limitations of the 19.9% Cap and the 50% Cap. Further, if the holders of at least a majority of the outstanding shares of Series B Preferred Stock approve or consent to the Automatic Conversion of the shares of that series, and the conversion is not then limited by the 19.9% Cap or the 50% Cap, then the outstanding shares of Series B Preferred Stock shall be converted into common stock upon such approval or consent.

Certain Limitations on Conversion of Series B Preferred Stock – If under the rules of the NYSE American or any other national securities exchange on which AgeX common stock may be listed, approval by AgeX stockholders would be required in connection with the issuance of common stock in excess of the “19.9% Cap” upon any conversion of Series B Preferred Stock, then unless and until such stockholder approval has been obtained, the maximum number of shares of common stock that may be issued upon conversion of all shares of Series B Preferred Stock shall be an amount equal to the 19.9% Cap. The 19.9% Cap means 7,550,302 shares of common stock, which is 19.9% of the shares of common stock outstanding on February 14, 2022 when the Secured Note, a portion of which has not been approved by AgeX stockholders for conversion into common stock without regard to the 19.9% Cap and 50% Cap, was issued.

If under the rules of the NYSE American or any other national securities exchange on which AgeX common stock may be listed, approval by AgeX stockholders would be required in connection with the issuance of common stock in excess of the 50% Cap upon any conversion of Series B Preferred Stock, then unless and until such stockholder approval has been obtained, the maximum number of shares of common stock that may be issued to a holder of Series B Preferred Stock upon conversion of such shares shall be an amount that, when added to other shares of common stock owned by such holder immediately prior to such conversion would equal one share less than the 50% Cap.

Adjustment of conversion price and subscription price – If AgeX shall (a) declare a dividend or make a distribution on its common stock in shares of common stock, (b) subdivide or reclassify the outstanding common stock into a greater number of shares, or (c) combine or reclassify the outstanding common stock into a smaller number of shares, the conversion price in effect at the time of the record date for such dividend or distribution or the effective date of such subdivision, combination or reclassification shall be proportionately adjusted. If AgeX shall (i) declare a dividend or make a distribution on a series of Preferred Stock in shares of Preferred Stock, (ii) subdivide or reclassify the outstanding shares of a series of Preferred Stock into a greater number of shares, or (iii) combine or reclassify the outstanding shares of a series of Preferred Stock into a smaller number of shares, the subscription price in effect at the time of the record date for such dividend or distribution or the effective date of such subdivision, combination or reclassification shall be proportionately adjusted. Successive adjustments in the conversion price or subscription price, as applicable, shall be made whenever any event specified above shall occur.

No Fractional Shares – No fractional share of common stock or scrip shall be issued upon conversion of Preferred Stock. Instead of any fractional share of common stock which would otherwise be issuable upon conversion of any Preferred Stock, AgeX will pay a cash adjustment in respect of such fractional interest in an amount equal to that fractional interest at the then fair value determined in accordance with the terms of the Preferred Stock.

Voting Rights – The following matters shall require the approval of the holders of a majority of the shares of a series of Preferred Stock then outstanding, voting as a separate class: (i) creation of any Preferred Stock ranking as senior stock to the series with respect to liquidation preferences; (ii) repurchase of any shares of common stock or other junior stock except shares issued pursuant to or in connection with a compensation or incentive plan or agreement approved by the Board of Directors for any officers, directors, employees or consultants of AgeX; (iii) any sale, conveyance, or other disposition of all or substantially all AgeX’s property or business, or any liquidation or dissolution of AgeX, or a merger into or consolidation with any other corporation (other than a wholly-owned subsidiary corporation) but only to the extent that the Delaware General Corporation Law requires that such transaction be approved by each class or series of Preferred Stock; (iv) any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock; or (v) any amendment of AgeX’s Certificate of Incorporation or Bylaws that results in any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock. However, the terms of the Preferred Stock do not restrict or limit the rights and powers of the Board of Directors to fix by resolution the rights, preferences, and privileges of, and restrictions and limitations on, stock ranking as parity stock or junior stock to a series of Preferred Stock. Except as may otherwise be required by the Delaware General Corporation Law, as the same may be amended from time to time, the Preferred Stock will have no other voting rights.

Governing Law – The powers, designations, preferences, rights, qualifications, limitations, and restrictions of either series of Preferred Stock, the validity, authorization and issuance of such Preferred Stock, and the conversion of such Preferred Stock into common stock shall be governed by and construed and enforced in accordance with the internal laws of the State of Delaware, without regard to the principles of conflict of laws thereof, and all legal proceedings pursuant or with respect to or concerning such matters (a “Proceeding”), whether brought by or against a holder of Preferred Stock or AgeX or any of their respective directors, officers, stockholders, employees or agents, shall be commenced in the state and federal courts sitting in the State of Delaware (the “Delaware Courts”). The Preferred Stock provides that (a) AgeX and each holder of Preferred Stock irrevocably submits to the exclusive jurisdiction of the Delaware Courts for the adjudication of any Proceeding, and irrevocably waives, and agrees not to assert in any Proceeding any claim that they are not personally subject to the jurisdiction of such Delaware Courts, or such Delaware Courts are an improper or inconvenient venue for such Proceeding, and (b) AgeX and each holder of Preferred Stock irrevocably waives personal service of process and consents to process being served in any such Proceeding by mailing a copy thereof via registered or certified mail or overnight delivery (with evidence of delivery) to such party at the address in effect for notices to such party and agrees that such service shall constitute good and sufficient service of process and notice.

Common Stock

AgeX has 200,000,000 shares of $0.0001 par value common stock authorized. At September 30, 2023 and December 31, 2022, there were 37,951,261 and 37,949,196 shares of AgeX common stock issued and outstanding, respectively.

Issuance and Sale of Warrants by AgeX

In connection with the $2,500,000 of drawdowns of loan funds from Juvenescence under the Secured Note during the nine months ended September 30, 2023, AgeX issued to Juvenescence 2022 Warrants to purchase 1,898,489 shares of AgeX common stock. See Note 6, Warrant Liability.

At-the-Market Offering Facility

On January 8, 2021, AgeX entered into a sales agreement with Chardan Capital Markets, LLC (“Chardan”) relating to the sale of shares of AgeX common stock, par value $0.0001 per share, through an at-the-market (“ATM”) offering as described in the prospectus supplement filed with the Form S-3 which was declared effective by the SEC on January 29, 2021. In accordance with the terms of the sales agreement, AgeX may offer and sell shares of AgeX common stock having an aggregate offering price of up to $12.6 million from time to time through Chardan, acting as the sales agent. The actual market value of shares of common stock that AgeX may sell through the ATM offering during any 12 month period will be limited to one-third of the aggregate market value of AgeX common stock held by stockholders that would not be considered “affiliates” of AgeX, determined in accordance with applicable SEC rules. During the nine months ended September 30, 2023 and 2022, no proceeds were raised through the sale of shares of common stock under the ATM.

7. Stockholders’ Deficit

Preferred Stock

AgeX is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value per share. At December 31, 2022 and 2021, there were no preferred shares issued and outstanding.

Common Stock

AgeX has 200,000,000 shares of common stock, $0.0001 par value per share, authorized. The holders of AgeX’s common stock are entitled to receive ratably dividends when, as, and if declared by the Board of Directors out of funds legally available. Upon liquidation, dissolution, or winding up, the holders of AgeX common stock are entitled to receive ratably the net assets available after the payment of all debts and other liabilities and subject to the prior rights of AgeX outstanding preferred shares, if any.

The holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of AgeX stockholders. The holders of common stock have no preemptive, subscription, or redemption rights. The outstanding shares of common stock are fully paid and non-assessable.

As of December 31, 2022 and 2021, there were 37,949,196 and 37,941,220 shares of AgeX common stock issued and outstanding, respectively.

Issuance of Warrants by AgeX

In connection with the $12,660,000 of drawdowns of loan funds from Juvenescence under the Secured Note during the year ended December 31, 2022, AgeX has issued to Juvenescence 2022 Warrants to purchase 8,458,597 shares of AgeX common stock.

As consideration for $8.0 million in loans made to AgeX under the 2020 Loan Agreement, AgeX issued to Juvenescence warrants to purchase 3,670,663 shares of AgeX common stock.

See Notes 5, Related Party Transactions and 6, Warrant Liability for additional information on warrants issued to Juvenescence.

At-the-Market Offering Facility

On January 8, 2021, AgeX entered into a Sales Agreement with Chardan, relating to the sale of shares of AgeX common stock, in at-the-market transactions. In accordance with the terms of the Sales Agreement, AgeX may offer and sell shares of AgeX common stock having an aggregate offering price of up to $12.6 million from time to time through Chardan, acting as the sales agent. The actual market value of common shares that AgeX may sell through its Sales Agreement with Chardan during any 12 month period will be limited to one-third of aggregate market value of our common stock held by stockholders that would not be considered “affiliates” of AgeX, determined in accordance with applicable SEC rules. During the years ended December 31, 2022 and 2021, AgeX raised nil and $496,000, respectively, in gross proceeds through the sale of shares of common stock through the Sales Agreement with Chardan.